Employees and directors, Key Management Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Key management compensation [Abstract]
Short-term employee benefits	$ 13.5	$ 12.4	$ 9.5
Share based payments	1.9	2.2	25.3
Total	15.4	$ 14.6	$ 34.8
Post-employment benefits	$ 0.0